Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of due from related parties
Name of Related Party	December 31, 2017	December 31, 2016
Beijing Taiying Anrui Holding Co., Ltd.	$-	$50,811
Chongqing Shenggu Human Resources Co., Ltd.	219,051	198,055
	$219,051	$248,866